Selling, general and administrative expenses (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Net foreign exchange loss	₨ 15,256	₨ 2,975	₨ 51,936